April 20, 2007

VIA EDGAR AND OVERNIGHT COURIER
-------------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Mail Stop 4561
Attn:  Hugh Fuller

         Re:   SLM Holdings, Inc
               Registration Statement on Form 10-SB
               Filed November 29, 2006
               File No. 0-52338


Dear Mr. Fuller:

         In reply to your comments dated March 30, 2007 to the Form 10-SB, Amendment No. 2 previously filed by SLM Holdings, Inc. (the "Company"), please find below our responses to the matters requested.

         l. Please see prior comment 1 to our letter dated February 16, 2007 and your response thereto. Please clarify in your disclosure that SLM was attracted to Southwest given its large shareholder base of 442 shareholders and why SLM would be interested in such a base. Clarify that the belief of SLM as to the `(.)public" status of Southwest was erroneous.

         We have made the changes requested above, as can be found on page 1 of the Amended Form 10-SB.

         2. Please clearly disclose that TeleBlockTM is a product of VeriSign, Inc. Please fully describe the terms under which SLM distributes TeleBlockTM including whether or not there is any written agreement regarding this distribution. To the extent that the relationship is material, please file any agreement as an exhibit by amendment.

         Contrary to your statement above, we wish to respectfully point out that TeleblockTM is a product owned by Call Compliance, Inc. and not Verisign, as evidenced by the attached publication taken from the Call Compliance, Inc. website.

         We have also made the changes requested above, which is found in page 2 of the Amended Form 10-SB and have included the Service Agreement between SLM Holdings, Inc. and Telephone Blocking Services Corp and the Strategic Integration Agreement between SLM Holdings, Inc. and Call Compliance Inc. as
Exhibit 10.13.1 and 10.13.2, respectively.

         3. Please provide disclosure responsive to Item 407(a) of Regulation S-B as adopted in Release number 33-8732A dated August 29, 2006.

         We have made the changes requested above, as can be found on page 29 of the Amended Form 10-SB.

         4. The total amount to be entered into the All Other Compensation column of the summary Compensation Table should be the annual rental of the apartment rather than the monthly rental cost. Please revise to ensure that the total compensation figure is the sum of all amounts reported in columns. See Item 402(b)(2)(x) of Regulation S-B.

         We have made the changes requested above, as can be found on page 30 of the Amended Form 10-SB.

         5. Please delete any reference to Compensation Committee Interlocks. Please see Section V(E)(1) of Release 33-8732A.

         We have made the change requested above.

         6. The compensation awarded to Mr. Cohen should be presented in the Summary Compensation Table. Please revise.

         We have made the changes requested above, as can be found on page 30 of the Amended Form 10-SB.

         7. Please provide appropriate tabular disclosure of the compensation paid to your Directors as required by Item 402(f) of Regulation S-B.

                  We have made the changes requested above, as can be found on page 31 of the Amended Form 10-SB.

         8. To the extent applicable, provide narrative disclosure to the summary compensation table. In this regard, Item 402(c) of Regulation S-B requires a discussion of the material factors necessary to an understanding of the information disclosed in the summary compensation table. Please note that any narrative disclosure provided in response to Item 402(c)(l)-(7) should focus on and provide context to the quantitative disclosure in the table. To the extent disclosure addressing the principles set forth in Item 402(c) is not required because of the nature of your compensation arrangements, please advise us of this in your response letter.

         A short narrative of the summary compensation table is provided on pages 31-32 of the Form 10-SB. At present, SLM Holdings, Inc. has not entered into any formal arrangements with the only executive officer of the Company relative to salary or any other type of non-cash compensation for services rendered. As such, we believe that any further disclosure other than that currently provided in the Form 10-SB is not required.

         9. Please confirm that the company did not make any awards to Mr. Bishara under the 2004 Stock Option Plan.

         Mr. Bishara has not received any stock awards under the 2004 Stock Option Plan of SLM Holdings, Inc., as disclosed in page 32 of the Form 10-SB.

         l0. We note the disclosure contained in the "Employment Agreements" subsection on page 17. We believe this disclosure is more appropriately located in the section of your registration statement that discusses executive compensation. Please relocate.

         The change requested above has been adopted. Please see page 30 of the Form 10-SB.

         We trust that this reply, along with Amendment No. 3 to the Form 10-SB, has addressed all your concerns. We are also including herewith a version which has been marked to show changes. Please note that we also have made minor changes to the Registration Statement to correct non-material formatting errors. As a result, the amendment being filed includes these changes.

         Please do not hesitate to contact us should you have any questions. Thank you.

                                           Sincerely,

                                           /s/ Arthur S. Marcus

                                           Arthur S. Marcus, Esq.